Net Earnings Per Share	9 Months Ended
Sep. 27, 2019
Earnings Per Share [Abstract]
Net Earnings Per Share	NET EARNINGS PER SHARE
Basic net earnings per share (“EPS”) is calculated by dividing net earnings by the weighted average number of shares of common stock outstanding for the applicable period. Diluted net EPS is computed based on the weighted average number of common shares outstanding increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued and reduced by the number of shares the Company could have repurchased with the proceeds from the issuance of the potentially dilutive shares.
The Company’s issuance of shares of its common stock to Danaher as partial consideration for the transfer of the Dental business by Danaher to the Company on September 17, 2019, together with the 100 shares of the Company’s common stock previously held by Danaher, resulted in 127.9 million shares of the Company’s common stock being held by Danaher, which are being utilized for the calculation of both basic and diluted EPS for all prior periods presented. In connection with the IPO, an additional 30.8 million shares were issued on September 20, 2019.
For the nine-month periods ended September 27, 2019 and September 28, 2018, the Company’s stock-based compensation expense includes expense for Danaher equity awards granted to certain of the Company’s employees. As these equity awards relate to Danaher common stock, rather than common stock of the Company, the calculation of diluted EPS does not include the potential dilutive impact of these equity awards. At the time of the Distribution (if pursued), the equity awards held by certain employees to purchase Danaher shares will be converted into equity awards to purchase the Company’s shares and the converted equity awards will then be included in the Company’s calculation of diluted EPS.
Information related to the calculation of net earnings per share of common stock for the nine-month periods ended September 27, 2019 and September 28, 2018, is summarized as follows ($ and shares in millions, except per share amounts):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Numerator:
Net earnings	$161.5	$179.5

Denominator:
Weighted average common shares outstanding used in basic and diluted EPS	128.8	127.9

Basic and diluted EPS	$1.25	$1.40